Consolidated Statements of Cash Flows - USD ($)	2 Months Ended	12 Months Ended
	Mar. 31, 2024	Jan. 31, 2024	Jan. 31, 2023
OPERATING ACTIVITIES
Net income (loss) from continuing operations after income taxes	$ (51,439)	$ (3,223,468)	$ 1,381,540
Adjustments to reconcile net (loss) income to cash provided by operating activities:
Amortization of right-of-use assets	82,473	480,340	490,351
Deferred income tax recovery	(137,807)	249,071	(56,920)
Depreciation and amortization	207,225	1,408,976	1,843,366
Foreign exchange gain	0	(5,788)	(21,670)
(Gain) loss on change in fair value of derivative liability	(22,189)	451,372	(742,483)
Gain on termination of sales-type lease and disposal of licenses	0	(503,544)	0
Loss on disposal of assets	0	11,655	0
Impairment loss	0	1,202,227	20,726
Interest expense	0	35,210	456,360
Provision to record inventory at net realizable value		0	174,453
Share-based compensation	0	22,128	209,441
Changes in operating assets and liabilities:
Receivables	(51,370)	209,289	(201,887)
Inventory	(74,639)	1,948,095	(293,553)
Prepaid expenses and deposits	158,526	130,489	(108,178)
Accounts payable and accrued liabilities	356,631	(1,034,911)	184,662
Income taxes payable	510,551	1,983,014	2,866,688
Deferred revenue	(14,002)	207,494	94,068
Lease liabilities	(59,340)	(310,394)	(325,697)
Cash provided by operating activities of continuing operations	904,620	3,261,255	5,971,267
Cash provided by operating activities of discontinued operations	6,861	68,599	(71,292)
INVESTING ACTIVITIES
Purchases of property and equipment	(51,483)	(521,579)	(442,285)
Proceeds from termination of sales-type lease and disposal of licenses	0	400,000	0
Cash used in investing activities of continuing operations	(51,483)	(121,579)	(442,285)
Cash provided by investing activities of discontinued operations	0	0	51,357
FINANCING ACTIVITIES
Settlement of earn out shares	0	(575,136)	0
Principal repayments on promissory note payable	0	(2,026,667)	(6,080,000)
Repayments of convertible promissory notes		0	(40,000)
Interest paid in cash	0	(51,562)	(505,747)
Cash used in financing activities of continuing operations	0	(2,653,365)	(6,625,747)
Cash used in financing activities of discontinued operations	(7,591)	(45,551)	(58,150)
Effect of foreign exchange on cash	(365)	7,395	(1,361)
Change in cash during the year	852,042	516,754	(1,176,211)
Cash beginning of year	2,408,526	1,891,772	3,067,983
Cash end of year	3,260,568	2,408,526	1,891,772
Supplemental disclosure of cash flow information:
Income tax paid in cash	0	1,250,150	0
Interest paid in cash	0	51,562	505,747
Additions in right-of-use assets and lease liabilities	$ 0	$ 924,105	$ 0